UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive
         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

      /s/  Jeffrey R. Scharf     Santa Cruz, CA     May 09, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $609,093 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101    25271   330644 SH       SOLE                        0     2670   327974
AMERICAN INTL GROUP INC        COM              026874107    26504   394288 SH       SOLE                        0     3275   391013
AMGEN INC                      COM              031162100    19991   357741 SH       SOLE                        0     2960   354781
AUTOMATIC DATA PROCESSING IN   COM              053015103    25127   519145 SH       SOLE                        0     4315   514830
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      872        8 SH       SOLE                        0        0        8
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    28443     7814 SH       SOLE                        0       67     7747
CANADIAN NATL RY CO            COM              136375102    28230   639564 SH       SOLE                        0     5324   634240
CARNIVAL CORP                  PAIRED CTF       143658300    24781   528835 SH       SOLE                        0     4455   524380
CHEVRON CORP NEW               COM              166764100    29293   396065 SH       SOLE                        0     3380   392685
FISERV INC                     COM              337738108      907    17095 SH       SOLE                        0     1365    15730
GENERAL DYNAMICS CORP          COM              369550108    13228   173142 SH       SOLE                        0      725   172417
GENERAL ELECTRIC CO            COM              369604103    25076   709155 SH       SOLE                        0     5700   703455
GENL AMERN INVS PREF B         Preferred B      368802401     2173    87075 SH       SOLE                        0     1710    85365
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     7832   141738 SH       SOLE                        0     1090   140648
GRAINGER W W INC               COM              384802104    29553   382619 SH       SOLE                        0     3100   379519
HONDA MOTOR LTD                AMERN SHS        438128308     7525   215793 SH       SOLE                        0     1125   214668
JOHNSON & JOHNSON              COM              478160104    24685   409648 SH       SOLE                        0     3285   406363
LOWES COS INC                  COM              548661107    27181   863151 SH       SOLE                        0     6805   856346
MCDONALDS CORP                 COM              580135101    29473   654221 SH       SOLE                        0     6170   648051
MEDTRONIC INC                  COM              585055106    23805   485227 SH       SOLE                        0     3895   481332
NABORS INDUSTRIES              COM              629568106    27255   918599 SH       SOLE                        0     7335   911264
NIKE INC                       CL B             654106103    30653   288469 SH       SOLE                        0     2400   286069
NOKIA CORP                     SPONSORED ADR    654902204    26494  1155955 SH       SOLE                        0     9495  1146460
SAP AKTIENGESELLSCHAFT         SPONSORED ADR    803054204     8927   199935 SH       SOLE                        0     1965   197970
SCHLUMBERGER LTD               COM              806857108     5864    84865 SH       SOLE                        0        0    84865
SYSCO CORP                     COM              871829107    26650   787748 SH       SOLE                        0     6425   781323
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307    18564   144851 SH       SOLE                        0     1020   143831
UNITED PARCEL SERVICE INC      CL B             911312106    23383   333565 SH       SOLE                        0     2670   330895
WAL MART STORES INC            COM              931142103    24130   513942 SH       SOLE                        0     4250   509692
WALGREEN CO                    COM              931422109    17223   375308 SH       SOLE                        0     2455   372853